Consolidated Statement of Changes in Equity - PEN (S/) S/ in Thousands	Total	Share capital [member]	Share premium [member]	Other capital reserve [member]	Translation reserve [member]	Cost of hedging reserve [member]	Hedging reserve [member]	Merger and other reserves [member]	Shared- based payment reserve [member]	Retained earnings [member]	Total [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2021	S/ 591,099	S/ 236,547	S/ 386,045	S/ 51,240	S/ (13,714)	S/ (18,873)	S/ (20,174)	S/ (79,764)	S/ 0	S/ (302)	S/ 541,005	S/ 50,094
Profit (loss) for the year	(76,830)									(85,606)	(85,606)	8,776
Other comprehensive loss/income the year	(220,854)				(176,675)	3,740	3,418	(9,266)			(178,783)	(42,071)
Total comprehensive income (loss) for the year	(297,684)				(176,675)	3,740	3,418	(9,266)		(85,606)	(264,389)	(33,295)
Transfer to legal reserve				5,074						(5,074)
Contributions from non-controlling Shareholder	1,352,610							950,228			950,228	402,382
Acquisition of non-controlling interest	(88,014)							(161,915)			(161,915)	73,901
Shareholder's downstream merger	50							50			50
Total transactions with the owners of the Company	1,264,646			5,074				788,363		(5,074)	788,363	476,283
Ending balance at Dec. 31, 2022	1,558,061	236,547	386,045	56,314	(190,389)	(15,133)	(16,756)	699,333	0	(90,982)	1,064,979	493,082
Profit (loss) for the year	(214,344)									(253,921)	(253,921)	39,577
Other comprehensive loss/income the year	438,011				302,095	28,839	(23,191)	30,470			338,213	99,798
Total comprehensive income (loss) for the year	223,667				302,095	28,839	(23,191)	30,470		(253,921)	84,292	139,375
Transfer to legal reserve				23,468						(23,468)
Contributions from non-controlling Shareholder	16							(1,016)			(1,016)	1,032
Changes of participation NCI in subsidiary					28,360	(7,284)	10,399	283,892			315,367	(315,367)
Shareholder's downstream merger	(2,012)	(227,727)	(386,045)					613,963		(2,203)	(2,012)
Dividend distribution	(6,841)							0				(6,841)
Equity-settled share-based payment	3,675							0		3,675	3,675
Total transactions with the owners of the Company	(5,162)	(227,727)	(386,045)	23,468	28,360	(7,284)	10,399	896,839		(21,996)	316,014	(321,176)
Ending balance at Dec. 31, 2023	1,776,566	8,820		79,782	140,066	6,422	(29,548)	1,626,642	0	(366,899)	1,465,285	311,281
Profit (loss) for the year	123,958				0	0	0	0		110,271	110,271	13,687
Other comprehensive loss/income the year	(405,127)				(391,745)	8,970	(6,946)	2,595			(387,126)	(18,001)
Total comprehensive income (loss) for the year	(281,169)				(391,745)	8,970	(6,946)	2,595		110,271	(276,855)	(4,314)
Issuance of common stock, net of issuance costs	1,206,025	1,112	1,204,913								1,206,025
Transfer to legal reserve				13,230						(13,230)
Capitalization of merger reserve		7,453						(7,453)
Reclassification of shared-based payment reserve									3,675	(3,675)
Changes of participation NCI in subsidiary								183			183	(183)
Issuance of shares		2	3,673						(3,675)
Acquisition of non-controlling interest	(1,217,629)				18,909			(1,076,628)			(1,057,719)	(159,910)
Derecognition of put liability	131,152							131,152			131,152
Dividend distribution	(1,150)											(1,150)
Equity-settled share-based payment	9,145								9,145		9,145
Total transactions with the owners of the Company	127,543	8,567	1,208,586	13,230	18,909			(952,746)	9,145	(16,905)	288,786	(161,243)
Ending balance at Dec. 31, 2024	S/ 1,622,940	S/ 17,387	S/ 1,208,586	S/ 93,012	S/ (232,770)	S/ 15,392	S/ (36,494)	S/ 676,491	S/ 9,145	S/ (273,533)	S/ 1,477,216	S/ 145,724